SCHEDULE OF TRADE AND OTHER PAYABLES (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)
Notes and other explanatory information [abstract]
Trade payables		$ 1,175,539	$ 262,345
Payables to an investment partner		28,386,672	30,103,441
Accrued salaries and bonus		840,890	688,220
Other accrued expenses		1,932,892	45,000
Trade and other payables		32,335,993	31,099,006
Proceeds of subsequent issuance of ordinary shares received in advance	$ 3,400,000	$ 24,733,176